Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 3,032.5	€ 3,099.8	€ 3,044.5
Cost of sales	(2,209.5)	(2,182.0)	(2,185.8)
Gross profit	823.0	917.8	858.7
Other operating expenses	(419.2)	(461.3)	(445.8)
Exceptional items	(78.4)	(69.5)	(72.5)
Operating profit	325.4	387.0	340.4
Finance income	16.2	30.1	22.8
Finance costs	(196.3)	(139.2)	(109.6)
Net finance costs	(180.1)	(109.1)	(86.8)
Profit before tax	145.3	277.9	253.6
Taxation	(8.6)	(50.8)	(60.9)
Profit for the year	136.7	227.1	192.7
Profit (loss)	€ 136.7	€ 227.1	€ 192.7
Earnings per share:
Basic earnings per share (in euros per share)	€ 0.91	€ 1.41	€ 1.13
Diluted earnings per share (in euros per share)	€ 0.91	€ 1.40	€ 1.13